Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Stock Fund | Common Stock Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	2.13%	10.37%	24.87%	(5.91%)	30.64%	5.79%	24.82%	(8.65%)	13.77%	20.20%
Large Cap Fund | Large Cap Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	6.20%	10.01%	21.08%	(14.56%)	18.64%	10.24%	23.66%	(3.88%)	19.19%	13.79%
International Fund | International Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.52%	6.99%	21.81%	(9.86%)	13.83%	0.06%	17.07%	(9.46%)	15.45%	10.00%
International Fund II - Currency Unhedged | International Fund II - Currency Unhedged Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.91%	2.21%	21.75%	(17.34%)	9.22%	3.94%
Global Fund | Global Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		5.45%